Derivative Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013
Basis swaps | Minimum
Derivative instruments and hedging activities
Contract differential (in dollars per mmbtu)	(0.43)	(0.43)
Nonmonetary notional amount	320,000	320,000
Basis swaps | Maximum
Derivative instruments and hedging activities
Contract differential (in dollars per mmbtu)	(0.11)	(0.11)
Nonmonetary notional amount	870,000	690,000
Basis swaps | Weighted Average
Derivative instruments and hedging activities
Contract differential (in dollars per mmbtu)	(0.31)	(0.34)
Nonmonetary notional amount	439,444	467,037
Oil | Swaps | Minimum
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	81.70	81.70
Nonmonetary notional amount	29,000	29,000
Oil | Swaps | Maximum
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	101.53	102.84
Nonmonetary notional amount	179,589	161,613
Oil | Swaps | Weighted Average
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	88.33	89.03
Nonmonetary notional amount	86,747	96,149
Natural gas | Swaps | Minimum
Derivative instruments and hedging activities
Exercise price (in dollars per mmbtu)	3.88	3.88
Nonmonetary notional amount	680,000	510,000
Natural gas | Swaps | Maximum
Derivative instruments and hedging activities
Exercise price (in dollars per mmbtu)	6.90	6.90
Nonmonetary notional amount	1,780,000	1,290,000
Natural gas | Swaps | Weighted Average
Derivative instruments and hedging activities
Exercise price (in dollars per mmbtu)	4.57	4.26
Nonmonetary notional amount	970,847	830,275
Natural gas liquids | Swaps | Minimum
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	6.72	6.72
Nonmonetary notional amount	2,000	2,000
Natural gas liquids | Swaps | Maximum
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	95.24	95.24
Nonmonetary notional amount	171,000	118,000
Natural gas liquids | Swaps | Weighted Average
Derivative instruments and hedging activities
Exercise price (in dollars per barrels)	40.80	32.98
Nonmonetary notional amount	57,487	46,646
Commodity Price Hedges
Derivative instruments and hedging activities
Net gains (Losses) recognized on derivative instruments	$ (9.8)		$ 41.2	$ (20.7)	$ 4.4